INVENTORIES - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Inventory, Net [Abstract]
Raw materials	$ 6,507,613	$ 7,118,820
Work in process	1,729,771	1,490,520
Finished goods	1,063,019	611,020
Inventory valuation allowance	(390,810)	(383,545)
Total	$ 8,909,593	$ 8,836,815